FAIR VALUE MEASUREMENTS, Changes in Fair Value of Level 3 Warrant Liabilities (Q1) (Details) - Warrants [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Changes in Fair Value of Level 3 Warrant Liabilities [Roll Forward]
Fair value, beginning of period	$ 12,609,407	$ 28,062,924	$ 28,062,924
Change in fair value	(5,327,337)	(10,825,645)
Transfer of Public warrants to level 1		(5,778,750)
Fair value, end of period	$ 7,282,070	$ 11,458,529	$ 12,609,407